Investments accounted for using the equity method - Investments in joint ventures accounted for using the equity method (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Results of operations:
Revenues	¥ 226,701,433	¥ 206,798,631	¥ 192,379,918
Income (loss) from operations	(3,629,465)	1,942,439	(2,838,457)
Profit (loss) for the year	1,005,156	1,274,788	(4,752,429)
Balance sheet data:
Current assets	78,737,171	69,909,439	65,475,200
Noncurrent assets	78,848,232	73,983,892	78,603,823
Current liabilities	58,091,885	43,440,006	42,390,909
Noncurrent liabilities	1,289,428	1,751,346	2,286,495
Aggregated individually immaterial joint ventures
Results of operations:
Revenues	7,739,466	6,986,969	10,175,124
Gross profit (loss)	1,307,840	1,770,236	2,647,368
Income (loss) from operations	721,032	1,417,091	1,380,078
Profit (loss) for the year	736,421	1,245,587	1,139,947
Balance sheet data:
Current assets	60,185,382	52,915,859	49,849,695
Noncurrent assets	3,969,949	2,389,016	2,858,838
Current liabilities	53,511,494	45,300,441	44,397,577
Noncurrent liabilities	729,244	368,764	265,831
Convertible redeemable preferred shares and noncontrolling interests	¥ (6,533)	¥ (6,413)	¥ (9,482)